PROMISSORY NOTES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Promissory Notes Maturity	$ 177,860		$ 177,860		$ 175,789
Interest Payable Settled	$ 287,896	$ 158,809	536,347	$ 312,102	$ 683,765	$ 372,968
Loss On Settlement Of Liabilities			$ (31,512)			$ 400,626
Promissory Notes [Member] | Company Controlled By A Director Of The Company [Member]
Promissory Notes Description			On September 13, 2013 and January 27, 2014, the Company entered into additional agreements with a company controlled by a director of the Company (the "Lender") pursuant to which $5,787,280 was advanced to the Company in tranches (the "Promissory Notes").
Promissory Notes Maturity							$ 2,787,280	$ 2,000,000	$ 1,000,000
Interest Rate	12.00%		12.00%
Interest Recorded			$ 350,090	$ 312,102
Promissory Note Interest Payable Terms			Interest is payable semi-annually as calculated on May 31st and November 30th. Interest is to be paid either in cash or in common shares at the option of the Lender.
Interest Payable Settled			$ 345,616
Shares Issued, Shares			1,980,840
Shares Issued, Fair Value			$ 373,142
Loss On Settlement Of Liabilities			27,526
Unamortized Debt Discount	$ 176,231		$ 176,231		$ 243,289
Debt Collateral			Company's Helmer-Bovill Property